NOVEMBER 7, 2022
SUPPLEMENT TO
STATEMENT OF ADDITIONAL INFORMATION
FOR HARTFORD EXCHANGE-TRADED FUNDS
HARTFORD SCHRODERS ESG US EQUITY ETF
DATED AUGUST 4, 2021, AS SUPPLEMENTED TO DATE
This Supplement contains new and additional information and should be read in connection with your Statement of Additional Information (“SAI”).
(1)
Effective immediately, under the heading “Creation and Redemption of Shares - Creation Transaction Fee,” the creation transaction fee table and corresponding footnotes are deleted in their entirety and replaced with the below:
FUND	STANDARD CASH TRANSACTION FEE*	STANDARD IN-KIND TRANSACTION FEE*	MAXIMUM VARIABLE TRANSACTION FEE**
ESG US Equity ETF	$100	$250	$1,000
*
From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). An additional charge of up to four (4) times the standard in-kind transaction fee may be charged to the extent a transaction is outside of the clearing process.
**
The Fund may charge an additional variable transaction fee for creations in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and HFMC’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction.
(2)
Effective immediately, under the heading “Creation and Redemption of Shares - Redemption Transaction Fee,” the redemption transaction fee table and corresponding footnotes are deleted in their entirety and replaced with the below:
FUND	STANDARD CASH TRANSACTION FEE*	STANDARD IN-KIND TRANSACTION FEE*	MAXIMUM VARIABLE TRANSACTION FEE**
ESG US Equity ETF	$100	$250	2%
*
From time to time, the Fund may waive all or a portion of its applicable transaction fee(s). A maximum transaction fee of up to $1,000 (but in no event greater than 2.00% of the value of each Creation Unit) for ESG US Equity ETF may be charged to the extent a transaction is outside of the clearing process.
**
The Fund may charge an additional variable transaction fee for redemptions in cash to offset brokerage and impact expenses associated with the cash transaction. The variable transaction fee will be calculated based on historical transaction cost data and HFMC’s view of current market conditions; however, the actual variable fee charged for a given transaction may be lower or higher than the trading expenses incurred by the Fund with respect to that transaction.
THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR SAI FOR FUTURE REFERENCE.